Summary Of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision for doubtful accounts	$ 0	$ 0	$ 0
Scrap value per light weight ton	$ 360,000
Depreciation method	straight line
Vessels estimated useful life	25 years
Annual increase in management fees	3.00%
Utilization rate of fleet	99.70%
Impairment loss of long-lived assets	$ 0	0	0
Impairment loss of intangible assets	0	0	0
Use of different allocated method
Amortization of deferred financing costs	$ 1,407,000	$ 2,676,000	$ 712,000